                                                       OMB Approval

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                                                       hours per response: 19.3

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR
              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number: 811-2957

                              KEYCO BOND FUND, INC.
               (Exact name of registrant as specified in charter)

            27777 Franklin Road, Suite 1850
                  Southfield, Michigan                          48034
        (Address of principal executive offices)              (Zip code)

                            Joel D. Tauber, President
                              Keyco Bond Fund, Inc.
                         27777 Franklin Road, Suite 1850
                           Southfield, Michigan 48034
                     (Name and Address of agent for service)

       Registrant's telephone number, including area code: (248) 353-0790

                      Date of fiscal year end: September 30

                    Date of reporting period: March 31, 2004

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940(17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays current valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. SEMI-ANNUAL REPORT TO SHAREHOLDERS.

                              KEYCO BOND FUND, INC.
                        27777 FRANKLIN ROAD - SUITE 1850
                           SOUTHFIELD, MICHIGAN 48034
                                 (248) 353-0790

May 21, 2004

To Our Shareholders:

We are pleased to send you this Semi-Annual Report of Keyco Bond Fund, Inc. for the six months ended March 31, 2004.

Net investment income for the period was $692,060 or $.55 per share compared with $607,209 or $.48 per share last year. Most of this $84,851 increase was caused by the maturity of bonds which generated $81,624 of market discount while tax-exempt interest decreased by $1,425. Net expenses decreased $4,652 during the period.

The net asset value of the Fund was $27,439,406 or $21.65 per share at March 31, 2004, an increase of $184,999 or $.14 per share from September 30, 2003. This change was the result of unrealized depreciation of investments of $33,368 due to modest fluctuations in market interest rates offset by undistributed income of $217,586 (declared as a dividend after March 31, 2004) and by realized undistributed gains of $781. As of March 31, 2004, the weighted average annual yield on the Fund's portfolio was 5.5% based on cost and 5.1% based on market value, and the weighted average maturity was 11.6 years.

During the period, five bonds were fully or partially called. The proceeds from these dispositions of $1,167,000 were reinvested in bonds maturing in nineteen to twenty years. Portfolio turnover for the six-month period was 2.1%.

In November 2003, the Board of Directors declared quarterly dividends which total $.95 per share for the year ending September 30, 2004. The $.95 is subject to revision in September 2004 based on the actual net investment income for the year. Dividends of $.31 per share have been paid during the six months ended March 31, 2004. Dividends are paid quarterly on the first business day of November, February, May and August.

As reported in my November 2003 letter, additional dividends were also declared by the Board of Directors and paid in November 2003 in order to distribute taxable income required by the Internal Revenue Code. Those payments were for capital gains dividends and ordinary income distributions of market discount.

The Annual Meeting of Shareholders of Keyco Bond Fund, Inc. was held May 13, 2004. At the meeting, Gail A. Dishell, Mark E. Schlussel, David K. Page, Thomas
E. Purther and Ellen T. Horing were elected Directors, and the selection of Grant Thornton LLP as independent auditors was ratified and confirmed.

If you have any questions concerning the Fund or the attached information, please feel free to call me.

On behalf of the Board of Directors,

/s/ Joel D. Tauber
Joel D. Tauber
President

KEYCO BOND  FUND, INC.
FINANCIAL STATEMENTS
MARCH 31, 2004

INDEX

                                                                                  PAGE(S)
                                                                                  -------
FINANCIAL STATEMENTS

Statement of Assets and Liabilities.............................................     1

Statement of Operations.........................................................     2

Statement of Changes in Net Assets..............................................     3

Notes to Financial Statements...................................................     4

SUPPLEMENTAL SCHEDULES

Schedule of Portfolio Investments...............................................     6

Financial Highlights............................................................     8

KEYCO BOND FUND, INC.
STATEMENT OF ASSETS AND LIABILITIES
MARCH 31, 2004

ASSETS

Investments in securities, at fair value (cost $24,674,285)   $26,856,059
Cash                                                              120,832
Accrued interest receivable                                       463,536
Other assets                                                          698
                                                              -----------

      Total assets                                             27,441,125
                                                              -----------

LIABILITIES

Accounts payable                                                    1,719
                                                              -----------

      Total liabilities                                             1,719
                                                              -----------

Net assets applicable to outstanding capital shares,
  equivalent to $21.65 per share based on 1,267,258
  shares of capital stock outstanding                         $27,439,406
                                                              ===========

The accompanying notes are an integral part of the financial statements.

KEYCO BOND FUND, INC.
STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED MARCH 31, 2004

Interest income                                                         $ 748,493
Expenses
  Legal and accounting                                          44,286
  Custodial fee                                                  7,500
  Directors' fees                                                3,000
  Miscellaneous expense                                          1,647
                                                            ----------
     Total expenses                                                        56,433
                                                                        ---------
     Net investment income                                                692,060
Realized gain on investments
  Proceeds from calls and maturity                           1,167,000
  Cost of securities called or matured                       1,149,414
                                                            ----------
     Realized gain on investments                                          17,586
Unrealized depreciation of investments
  Investments held, March 31, 2004
     At cost                                                24,674,285
     At fair value                                          26,856,059
                                                            ----------
     Unrealized appreciation, March 31, 2004                 2,181,774
       Less unrealized appreciation, September 30, 2003      2,215,142
                                                            ----------
     Unrealized depreciation of investments                               (33,368)
                                                                        ---------
     Net loss on investments                                              (15,782)
                                                                        ---------
  Increase in net assets resulting from operations                      $ 676,278
                                                                        =========

The accompanying notes are an integral part of the financial statements.

KEYCO BOND FUND, INC.
STATEMENT OF CHANGES IN NET ASSETS
FOR THE SIX MONTHS ENDED MARCH 31, 2004 AND 2003

                                                                         2004            2003
Net assets, beginning of period                                      $ 27,254,407    $ 27,512,603
                                                                     ------------    ------------
Changes in net assets from operations
  Net investment income                                                   692,060         607,209
  Net realized gain on investments                                         17,586          32,435
  Changes in unrealized appreciation (depreciation) of investments        (33,368)       (282,928)
                                                                     ------------    ------------

     Net increase in net assets resulting from operations                 676,278         356,716

Changes in net assets from capital transactions
  Dividends declared from net investment income                          (474,474)       (418,195)
  Dividends declared from net capital gains                               (16,805)              -
                                                                     ------------    ------------

     Net increase (decrease) in net assets                                184,999         (61,479)
                                                                     ------------    ------------

     Net assets, end of period                                       $ 27,439,406    $ 27,451,124
                                                                     ============    ============

The accompanying notes are an integral part of the financial statements.

KEYCO BOND FUND, INC.
NOTES TO FINANCIAL STATEMENTS

      1.    SIGNIFICANT ACCOUNTING POLICIES

Keyco Bond Fund, Inc. (the "Fund") has registered under the Investment Company Act of 1940, as amended, as a closed-end, diversified management company. The Fund became qualified as a regulated investment company under the Internal Revenue Code on October 1, 1979. Management intends to distribute to the shareholders substantially all earnings from that date. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

SECURITY VALUATION

The Fund has invested substantially all of its assets in long-term state and municipal debt obligations. Investments in these tax-exempt securities are stated at fair value. The fair value of the investments is provided by the Fund's custodian, who utilizes a matrix pricing system. The principal amount of each bond, as reflected in the schedule of portfolio investments, is due at maturity when the bond must be redeemed by the issuer. The cost of securities for federal income tax purposes approximates the cost for financial statement purposes.

FEDERAL INCOME TAXES

It is the Fund's intention to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its income to its shareholders. Therefore, no federal income tax provision is recorded.

OTHER

The Fund follows industry practice and records security transactions on the trade date. Cost of securities sold is determined by specific identification. Distributions to shareholders are recorded on the ex-dividend date. Interest income is recognized on an accrual basis.

ESTIMATES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

KEYCO BOND FUND, INC.
NOTES TO FINANCIAL STATEMENTS

2.    NET ASSETS APPLICABLE TO OUTSTANDING CAPITAL SHARES

      Details of net assets applicable to outstanding capital shares are as follows:

Capital stock, $.02 par value; 3,000,000 shares authorized;
  1,267,258 shares issued and outstanding at March 31, 2004   $    25,345
Additional paid-in capital                                        730,733
Retained earnings prior to July 1, 1979                        24,093,500
Accumulated undistributed net investment income                   407,273
Accumulated undistributed net realized gain from
  securities transactions                                             781
Net unrealized appreciation of investments, March 31, 2004      2,181,774
                                                              -----------
   Net assets, March 31, 2004                                 $27,439,406
                                                              ===========

3.    PURCHASES AND DISPOSITIONS OF SECURITIES

      The cost of purchases and the proceeds from dispositions of securities, other than United States government obligations and short-term notes, aggregated $554,389 and $1,167,000, respectively.

4.    PORTFOLIO MANAGER

      The Fund does not retain the services of an investment advisor or a third-party portfolio manager. The Fund, acting through its officers and with the review provided by the Board, makes investment decisions internally.

5.    RELATED PARTIES

      Legal and accounting expenses incurred include $15,000 for accounting and administrative services provided by an entity owned by an officer of the Fund.

KEYCO BOND FUND, INC.
SCHEDULE OF PORTFOLIO INVESTMENTS
MARCH 31, 2004

                       LONG-TERM STATE AND                                PRINCIPAL                     FAIR
                      MUNICIPAL OBLIGATIONS                                AMOUNT         COST          VALUE
----------------------------------------------------------------------   -----------   -----------   -----------
MICHIGAN (59% OF INVESTMENT FAIR VALUE)
Berkley, Michigan, City School District, 5%, May 2019                    $   425,000   $   441,093   $   450,951
Dearborn, Michigan, Sewage Disposal System Revenue, 5.125%,
   April 2016                                                                110,000       101,748       111,100
Detroit, Michigan, FSA, Series A, 5%, April 2019                             640,000       601,811       677,907
Detroit, Michigan, Distributable State Aid, 5.2%, May 2007                   520,000       516,001       571,787
Detroit, Michigan, City School District, 4.95%, May 2005                     200,000       186,398       208,140
Detroit, Michigan, City School District, 5.5%, May 2020                      385,000       398,463       426,253
Detroit, Michigan, City School District, 5%, May 2022                        500,000       517,300       526,960
Detroit, Michigan, Sewage Disposal, Series B, 5.25%, July 2015               500,000       484,270       528,145
Detroit, Michigan, Sewage Disposal, Series A, 5%, July 2022                  250,000       250,000       260,618
Detroit, Michigan, Water Supply System, Series A, 5.5%, July 2015            330,000       347,150       349,585
Dundee, Michigan, Community School District, 5.375%, May 2020                365,000       359,525       403,362
Kalamazoo, Michigan, Hospital Finance Authority, 5.25%, May 2018             270,000       262,475       289,831
Lansing, Michigan, School District, 6.8%, May 2004                           460,000       512,067       461,909
Lincoln, Michigan, Consolidated School District, 5%, May 2018                170,000       170,000       178,000
Livonia, Michigan, Public Schools School District, 5.75%, May 2018           380,000       395,200       443,806
Macomb County, Michigan, 5%, March 2021                                      500,000       500,000       524,620
Madison, Michigan, District Public Schools, 5.125%, May 2018                 750,000       711,555       794,138
Michigan Municipal Bond Authority Revenue, State Revolving Fund,
   6.5%, October 2010                                                        550,000       599,769       575,943
Michigan Municipal Bond Authority Revenue, Local Government
   Loan Program, 6%, December 2013                                           130,000       134,940       136,685
Michigan Municipal Bond Authority Revenue, Local Government
   Loan Program, 5.375%, November 2017                                       150,000       154,161       161,829
Michigan Municipal Bond Authority Revenue, Clean Water, State
   Revolving Fund, 5%, October 2023                                          535,000       554,389       559,567
Michigan State Building Authority Revenue, Facility Program,
   Series 1, 4.75%, October 2021                                             270,000       281,257       275,848
Michigan State Trunk Line, Series A, 4.75%, November 2020                    120,000       107,835       123,457
Michigan State House of Representatives Certificates of Participation,
   5%, August 2020                                                           460,000       406,525       484,918
Novi, Michigan, Building Authority, 5.6%, October 2019                       420,000       458,161       472,849
Saginaw Valley State University General Revenue, Michigan, 5.25%
   July 2019                                                                 610,000       569,478       656,677
Standish-Sterling, Michigan, Community Schools, 5.1%, May 2018               150,000       136,501       157,622
University, Michigan, University Revenue Housing, 5.125%,
   November 2015                                                             350,000       366,573       380,912
Warren, Michigan, Water and Sewer Revenue, 5.25%, November 2019              500,000       534,250       545,990
Wayland, Michigan Unified School District, 5.125%, May 2017                1,025,000       976,231     1,107,861
Wayne County, Michigan, Airport Revenue, Series B, 5.25%,
   December 2015                                                             135,000       136,832       146,771
Wayne County, Michigan, Airport Revenue, Series B, 5.25%,
   December 2017                                                             500,000       526,803       541,345
West Bloomfield, Michigan, School District, 5%, May 2006                     100,000        92,357       102,244
West Ottawa, Michigan, Public School District, Series A, 5%, May 2022        565,000       575,407       593,210
Wyandotte, Michigan, Downtown Development, 6.25%,
   December 2008                                                             750,000       727,440       880,680
Wyoming, Michigan, Public Schools, 5.25%, May 2017                           675,000       713,947       721,521
                                                                         -----------   -----------   -----------
                                                                          14,750,000    14,807,912    15,833,041

KEYCO BOND FUND, INC.
SCHEDULE OF PORTFOLIO INVESTMENTS
MARCH 31, 2004

                         LONG-TERM STATE AND                              PRINCIPAL                      FAIR
                        MUNICIPAL OBLIGATIONS                               AMOUNT          COST         VALUE
----------------------------------------------------------------------   ------------   -----------   ------------
ALL OTHER STATES AND TERRITORIES (41% OF INVESTMENT FAIR VALUE)
Alaska State Housing Finance Corporation, 6.1%, June 2007                $     85,000   $    85,000   $     86,833
Alaska State Housing Finance Corporation, 6.2%, June 2008                     165,000       165,000        168,582
Gainesville, Florida, Utilities System Revenue, 6.5%, October 2014            750,000       724,900        884,722
Honolulu, Hawaii, New Public Housing Authority, 5.75%, August 2008            290,000       258,381        310,372
Honolulu, Hawaii, New Public Housing Authority, 5.75%, August 2009            700,000       622,804        749,196
Maryland State Health and Higher Educational Facilities Authority
  Revenue Johns Hopkins Hospital Redevelopment Issue,
  6.625%, July 2008                                                           245,000       245,000        268,630
Mercer County, New Jersey, Improvement Authority Revenue,
  State Justice Complex, 6.4%, January 2018                                   500,000       463,270        605,480
Akron, New York, Central School District, 5.9%, June 2014                     100,000       108,776        107,628
Metropolitan Transportation Authority, New York, Commuter
  Facilities Revenue, 5.25%, July 2017                                        310,000       299,541        354,060
Monroe County, New York, Water Improvement, 5.5%, December 2008               610,000       589,034        619,510
New York, New York, City Municipal Water Authority, Water and
  Sewer System Revenue, 5.625%, June 2019                                     945,000       975,732      1,029,341
New York, New York, City Municipal Water Finance Authority,
  Water and Sewer System Revenue, 5.125%, June 2022                           205,000       194,549        214,715
Erie County, Hospital Authority PA Revenue, Erie County Geriatric
  Center, U. S. Treasury, 6.25%, July 2011                                    650,000       645,814        737,984
Puerto Rico Commonwealth Highway and Transportation Authority
  Highway Revenue, 6.25%, July 2012                                           500,000       544,085        610,645
Puerto Rico Industrial, Tourist, Educational, Medical and
  Environmental Control Facilities Financing Authority, 1998
  Series A, 5.375%, October 2013                                              435,000       454,144        487,870
Puerto Rico Public Finance Corporation Commonwealth
  Appropriation, 5.375%, June 2017                                            565,000       560,231        654,451
Met. Government Nashville and Davidson County, Tennessee,
  Health and Educational Facilities Board Revenue, Meharry
  Medical College-HEW, collateralized, 7.875%, December 2004                   40,000        38,431         41,028
Austin, Texas, Utility System Revenue, 6%, April 2006                         500,000       474,565        544,545
Canutillo, Texas, Independent School District, 5%, August 2023                450,000       458,931        466,520
Conroe, Texas, Independent School District and Schoolhouse, 5.3%,
  February 2020                                                               480,000       488,578        514,584
Frisco, Texas, Certificates of Obligation, 5.25%, February 2018               500,000       527,365        546,480
Houston, Texas, Airport System Revenue, Series B, 5.5%, July 2020             730,000       763,366        805,796
Sherman, Texas, New Public Housing Authority, 5.75%, March 2006               200,000       178,876        214,046
                                                                         ------------   -----------   ------------

                                                                            9,955,000     9,866,373     11,023,018
                                                                         ------------   -----------   ------------
      Total investments                                                  $ 24,705,000   $24,674,285   $ 26,856,059
                                                                         ============   ===========   ============

KEYCO BOND FUND, INC.
FINANCIAL HIGHLIGHTS

      Contained below are per share operating performance data for a share outstanding, total investment return, ratios and supplemental data. This information has been derived from information provided in the financial statements.

                                                              SIX MONTHS
                                                                ENDED                      YEARS ENDED SEPTEMBER 30,
                                                                3/31/04         ----------------------------------------------  -
                                                              (UNAUDITED)         2003         2002         2001         2000
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                          $    21.51        $  21.71     $  21.09     $  20.45     $  20.47
Net investment income                                               0.54            1.01         1.06         1.09         1.13
Net realized and unrealized gain (loss) on investments             (0.01)          (0.17)        0.62         0.67        (0.03)
                                                              ----------        --------     --------     --------     --------
       Total from investment operations                             0.53            0.84         1.68         1.76         1.10
                                                              ----------        --------     --------     --------     --------
Less distributions from
    Net investment income                                          (0.38)          (1.01)       (1.06)       (1.12)       (1.12)
    Net realized gain on investments                               (0.01)          (0.03)           -            -            -
                                                              ----------        --------     --------     --------     --------
       Total distributions                                         (0.39)          (1.04)       (1.06)       (1.12)       (1.12)
                                                              ----------        --------     --------     --------     --------
Net asset value, end of period                                $    21.65        $  21.51     $  21.71     $  21.09     $  20.45
                                                              ==========        ========     ========     ========     ========
TOTAL RETURN PER SHARE NET ASSET VALUE (A)                           2.5%(c)         3.9%         8.0%         8.6%         5.4%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (in 000s)                           $   27,439        $ 27,254     $ 27,513     $ 26,727     $ 25,914
Ratio of net investment income to average net assets                 5.1%(b)         4.7%         5.0%         5.2%         5.5%
Ratio of expenses to average net assets                              0.4%(b)         0.3%         0.3%         0.2%         0.2%
Portfolio turnover rate                                              2.1%(c)        15.3%        12.3%        11.4%         7.2%

(a) Total investment return based on per share net asset value reflects the percent return calculated on beginning of period net asset value and assumes dividends and capital gain distributions were not reinvested. These percentages are not an indication of the performance of a shareholder's investment in the Fund.

(b)   Annualized

(c)   Not annualized

ITEM 2. CODE OF ETHICS.

Not applicable to this semi-annual filing.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to this semi-annual filing.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to this semi-annual filing.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANT.

Not applicable to this semi-annual filing and because registrant's shares are not listed for trading on a national securities exchange.

ITEM 6. SCHEDULE OF INVESTMENTS

This Schedule is included as part of the Report to Shareholders filed under Item 1 hereof.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable because registrant invests exclusively in non-voting portfolio securities.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

There were no purchases by or on behalf of the registrant or any "affiliated purchaser" of shares of the registrant's equity securities during the period covered by this report.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 10. CONTROLS AND PROCEDURES.

(a) Based on their evaluation of registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)), within 90 days prior to the filing of this report, the registrant's principal executive officer and principal financial officer determined that the registrant's disclosure controls and procedures are appropriately designed to ensure that information required to be disclosed by registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b) There have been no significant changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d)) that occurred during the last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting, including no significant deficiencies or material weaknesses that required corrective action.

ITEM 11. EXHIBITS.

(a)(1) Not applicable.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 (filed herewith).

(a)(3) Not applicable.

(b) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 (furnished herewith).

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

KEYCO BOND FUND, INC.

By: /S/ JOEL D. TAUBER
    --------------------------------
    Joel D. Tauber, President

Date: May 21, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /S/ JOEL D. TAUBER
    --------------------------------
     Joel D. Tauber, President

By: /S/ ELLEN T. HORING
    --------------------------------
    Ellen T. Horing, Treasurer

Date: May 21, 2004

                                  EXHIBIT INDEX

Exhibit No.                                      Description
EX.99.CERT        Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.
EX.99.906 CERT    Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002.